Acquisition of Bao Li Gaming Promotion Limited (Details 1) (Bao Li Gaming [Member], USD $)	Sep. 12, 2012
Servicing Assets at Fair Value [Line Items]
Total Estimated Purchase Price	$ 48,007,120
Gaming License Deposit [Member]
Servicing Assets at Fair Value [Line Items]
Total Estimated Purchase Price	12,520
Cash and Incentive Receivables [Member]
Servicing Assets at Fair Value [Line Items]
Total Estimated Purchase Price	146,026
Bad Debt Guarantee [Member]
Servicing Assets at Fair Value [Line Items]
Total Estimated Purchase Price	122,381
Non Compete Agreement [Member]
Servicing Assets at Fair Value [Line Items]
Total Estimated Purchase Price	723,484
Profit Interest Agreement [Member]
Servicing Assets at Fair Value [Line Items]
Total Estimated Purchase Price	45,016,159
Goodwill [Member]
Servicing Assets at Fair Value [Line Items]
Total Estimated Purchase Price	$ 1,986,550